Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income tax rate	8.84%	8.84%
Under (over)-accrual of federal statutory tax rate	(7.82%)	(20.36%)
Non-deductible item	10.98%	16.33%
Under (over)-accrual of state statutory tax rate	0.79%	(8.81%)
The net tax rates of temporary differences	(16.86%)	(8.90%)
Effective income tax rate	16.93%	8.10%
Federal statutory tax (in Dollars)	$ 265,054	$ 196,973
Under (over)-accrual of federal statutory tax expense in the prior year (in Dollars)	(98,698)	(190,940)
Non-taxable item adjustment (in Dollars)	138,539	153,123
State taxes (in Dollars)	111,575	82,916
Under (over)-accrual of state statutory tax expense in the prior year (in Dollars)	9,983	(82,600)
Other (in Dollars)	(212,714)	(83,474)
Income tax expense (in Dollars)	$ 213,739	$ 75,998